Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Beginning balance	₩ 33,177	₩ 84,329
Disposals and others	(1,853)	(60,581)
Dividends received	(1,664)	(200)	₩ (15,200)
Equity income on investments	2,483	5,412	(3,061)
Other comprehensive income	2,800	3,234
Other gain	1,563	983
Ending balance	36,506	33,177	84,329
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	29,479	24,200
Dividends received	(1,664)
Equity income on investments	3,127	3,957
Other comprehensive income	537	1,322
Ending balance	31,479	29,479	24,200
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	3,698	60,129
Disposals and others	(1,853)	(60,581)
Dividends received		(200)
Equity income on investments	(644)	1,455
Other comprehensive income	2,263	1,912
Other gain	1,563	983
Ending balance	₩ 5,027	₩ 3,698	₩ 60,129